Fair Value of Financial Instruments (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 GBP (£)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 GBP (£)	Dec. 31, 2011 Level 2 [Member] USD ($)	Dec. 31, 2010 Level 2 [Member] USD ($)
Fair value of financial instruments (Textual) [Abstract]
Equities	$ 400.6			$ 293.7
Long listed equity option contracts	1.3			0.2
Short listed equity option contracts	1.5			0.3
Deferred compensation investments						1.1	2.7
Transfers of financial instruments between levels	0
Notional value of foreign currency forward		6.0	75.0		75.0
Long and short listed equity option contracts	$ 0.4			$ 0.1